Preferred shares	12 Months Ended
Dec. 31, 2019
Preferred shares
Preferred shares

21.  Preferred shares

On September 6, 2015, the Company issued 9,146,250 Series A preferred shares to Hangzhou Handing Yuyou Share Investment Partnership (LLP) at a per share purchase price of RMB1.00 for a total cash consideration of RMB18,293.

On October 15, 2015, the Company issued 1,829,250 Series A+ preferred shares to Zhejiang Zheshang Lihai Venture Capital Partnership (LLP) and Hangzhou Lihai Hulian Venture Capital Partnership (LLP) for a total cash consideration of RMB3,658.

On March 16, 2016, 3,048,800 ordinary shares which were originally issued for a total cash consideration of RMB6,098 were transferred to Zhejiang Handing Yuyou Financial Service Co., Ltd. and redesignated as Series B preferred shares.

On October 24, 2016, the Company issued a total of 3,074,400 Series C redeemable convertible preferred shares to Hefei Zhongan Runxin Fund Investment Partnership (LLP), Suzhou Weixin Zhonghua Investment Partnership (LLP) and Wenjing Yisheng Investment Co.,Ltd. for a total cash consideration of RMB240,000. The Series A, A+, B and C preferred shares issued by the Company are collectively referred to as the “Preferred Shares”.

The key terms of the Preferred Shares are summarized below:

Dividends

No dividends may be declared or paid on the ordinary shares or any future series of preferred shares, unless and until a dividend in like amount is declared and paid on each outstanding preferred share on an as-if converted basis. The holders of preferred shares is entitled to receive on a pari passu basis, when as and if declared at the sole discretion of the Board, but only out of funds that are legally available therefor, cash dividends at the rate or in the amount as the Board considers appropriate.

For the year ended December 31, 2017, dividends of RMB8,604 have been declared for the Preferred Shares. For the years ended December 31, 2018 and 2019, no dividend was declared for the Preferred Shares.

Voting Rights

Each preferred shareholder is entitled to the number of votes equal to the number of ordinary shares into which such holder’s preferred shares could be converted. Unless otherwise disclosed elsewhere, preferred shareholders will vote together with ordinary shareholders, and not as a separate class or series, on all matters put before the shareholders.

Redemption

The Series A, A+ and B preferred shares are not entitled to any redemption rights.

The Series C redeemable convertible preferred shares become redeemable at the holders’ option if the following event is triggered:

(i)	the Company fails to complete a qualified IPO before a specified date;
(ii)	the Company fails to be acquired by an listed company with a price or valuation exceeding predetermined valuation amount;
(iii)	the occurrence of a material breach of the Transaction Documents by any of the Founder or the Company,
(iv)	the Company fails to meet certain performance target in the each year of 2015, 2016 and 2017;
(v)	the Company fails to follow the custody requirement as discussed in the investment agreement or misuses the proceeds.

In the event that the Series C preferred shares are redeemable, the holders of Series C preferred shares can request the founder to purchase or redeem all or portion of its shares subscribed, or request the founder or the Company to redeem all or portion of its shares subscribed by deregistering the share capital at the following redemption price, which is the greater of:

(i)	100% of Series C preferred shares original issuance price, together with a 15% annual simple return plus all declared but unpaid dividends, and minus all dividends that have been paid on such shares;
(ii)	Series C preferred shares original issuance price x (150%)N;
(iii)	Series C shareholders’ portion of the net assets of the VIE (as indicated in the audited financial statements ending on the last month immediately prior to the above redeemable trigger event).

N = a fraction, the numerator of which is the number of calendar days between the date the holder of the preferred share acquired the preferred share and the date on which such preferred share is redeemed and the denominator of which is 365.

On March 23, 2018, the terms of Series C preferred shares were amended such that upon certain redemption trigger events, the Series C preferred shares will be redeemable by the founder and will no longer be redeemable by the Company. The Series C preferred shares continued to be classified as mezzanine equity subsequent to the modification due to its deemed liquidation rights. However, the previously recorded accretion charge to the redemption value of Series C preferred shares of RMB 120,000 was reversed during the year ended December 31, 2018 due to the amendments to the contingent redemption provisions. The amendment is accounted for as a modification as the fair value of Series C preferred share immediately after the amendment is decreased, but not significantly different from its fair value immediately before the amendment. Modifications that result in a decrease in the fair value are not recognized.

Liquidation Preference

The holders of Series A, A+ and B preferred shares are not entitled to any liquidation preference upon the initial issuance and are subsequently modified to be entitled to liquidation preference upon the issuance of Series C preferred shares on September 9, 2016.

In the event of liquidation, dissolution or winding up of the Company or any deemed liquidation event as defined in the preferred shares agreements, the assets of the Company available for distribution will be made as follows:

The holders of Series C preferred shares are entitled to receive an amount equal to the greater of (a) original issuance price together with an annual simple return rate of fifteen percent (15%) plus all declared but unpaid dividends and distributions, (b) original issuance price x (150%)N, and (c) the holder of Series C preferred shares’ portion of net assets of the Company, in preference to all other classes or series of Preferred Shares and the ordinary shareholders of the Company.

N = a fraction, the numerator of which is the number of calendar days between the date the holder of the preferred share acquired the preferred share and the date on which such preferred share is redeemed and the denominator of which is 365.

After distribution or payment in full to the holders of Series C preferred shares, the holders of Series A, A+ and B shares are entitled to receive, on a pari passu basis, for each outstanding share held, an amount equal to each share’s original issuance price plus all declared but unpaid dividends and distributions, in preference to any distribution to the ordinary shareholders of the Company.

After payment has been made to the holders of the Preferred Shares in accordance with the above, the remaining assets of the Company available for distribution to shareholders shall be distributed ratably among the holders of ordinary shares and Preferred Shares based on the number of ordinary shares into which such Preferred Shares are convertible.

The liquidation preference amount for Series A, A+, B and C preferred shares was RMB18,293, RMB3,658, RMB6,098 and RMB360,000, respectively, as of December 31, 2017. On April 10, 2018, holders of Series A are further modified to be not entitled to liquidation preference. After payment has been made to the holders of Series A+, B and C preferred shares in accordance with the liquidation preference amount mentioned above, the remaining asset of the Company available for distribution to shareholders shall be distributed ratably among the holders of ordinary shares and the Preferred Shares (including Series A preferred shares) based on the number of ordinary shares into which such Preferred Shares are convertible.

Conversion rights

The Series A, A+ and B preferred shares are not entitled to any conversion rights at their initial issuance. The holders of Series C preferred shares have the rights, at each holder’s discretion, to convert at any time and from time to time, all or any portion of the Series C preferred shares into ordinary shares. The initial conversion ratio shall be on a one for one basis, subject to certain anti-dilution adjustments.

Starting April 10, 2018, the holders of the Series A, A+ and B preferred shares are given the rights, at each holder’s discretion, to convert at any time and from time to time, all or any portion of the Series A, A+ and B preferred shares into ordinary share, at the initial conversion ratio on a one for one basis, subject to certain general anti-dilution adjustments.

In addition, all the Preferred Shares are automatically converted into ordinary shares on the then-effective conversion price applicable to such Preferred Shares upon the earlier of (i) election in writing by the holders of at least a majority of the then issued and outstanding Preferred Shares with respect to the conversion of the respective class; or (ii) the closing of an initial public offering.

Upon completion of the IPO on November 19, 2018, each convertible preferred share automatically converted into Class A ordinary share. 17,098,700 Class A ordinary shares were issued upon conversion of all outstanding convertible preferred shares.

Accounting for Preferred Shares

Series A, A+ and B preferred shares

The Series A, A+ and B preferred shares are initially classified as permanent equity and measured at fair value as they are not redeemable. On September 9, 2016, when Series C preferred shares are issued, Series A, A+ and B preferred shareholders are entitled to the liquidation preference upon deemed liquidation events as mentioned above. The Company concluded that the amendment is accounted for as a modification as the fair value of each related series of preferred share immediately after the amendment is not significantly different from its fair value immediately before the amendment. and an RMB861 was recorded as deemed dividend to the preferred shareholders for the year ended December 31, 2016. Upon the modification, Series A, A+ and B preferred shares are classified as mezzanine equity as they may be redeemed at the option of the holders upon a deemed liquidation event.

Series C preferred shares

The Series C preferred shares are classified as mezzanine equity as they may be redeemed at the option of the holders on or after an agreed upon date outside the sole control of the Company or upon a deemed liquidation event. The Series C preferred shares are initially measured at fair value. The holders of the Series C preferred shares have the ability to convert the instrument into the Company’s ordinary shares. The Company evaluated the embedded conversion option in the Series C preferred shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features. There were no embedded derivatives that are required to be bifurcated. The conversion option of the Series C preferred shares is not bifurcated because the conversion option is clearly and closely related to the host equity instrument. The contingent redemption options of the Series C preferred shares are not bifurcated because the underlying ordinary shares are not settable since they were neither publicly traded nor readily convertible into cash.

Beneficial conversion features (“BCF”) exist when the conversion price of the Preferred Shares is lower than the fair value of the ordinary shares at the commitment date, which is the issuance date of the respective series of Preferred Shares. When a BCF exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the Preferred Shares as a contribution to additional paid-in capital. On the commitment date of the Series C preferred shares, the most favorable conversion price used to measure the beneficial conversion feature was RMB79.12. No beneficial conversion feature was recognized for the Series C preferred shares as the fair value per ordinary share at the commitment date were RMB73.80, which was less than the most favorable conversion price. The Company determined the fair value of ordinary shares with the assistance of an independent third party valuation firm.

The contingent conversion price adjustment is accounted for as a contingent BCF. In accordance with ASC paragraph 470‑20‑35‑1, changes to the conversion terms that would be triggered by future events not controlled by the issuer should be accounted as contingent conversions, and the intrinsic value of such conversion options would not be recognized until and unless a triggering event occurred. No contingent BCF was recognized for any of the Preferred Shares for the years ended December 31, 2016 and 2017.

The Company concluded that the Series C preferred shares are not currently redeemable, but it is probable that they will become redeemable. The Company chose to recognize changes in the redemption value immediately as they occur and adjusted the carrying value of the Series C preferred shares to equal the redemption value at the end of each reporting period.

The Series A, A+ and B preferred shares amendments are accounted for as modifications as the fair values of Series A, A+, and B preferred shares immediately after the amendment are not significantly different from their respective fair values immediately before the amendment. The Series A preferred shares fair value decreased subsequent to the amendment and are not recognized. The incremental fair values of Series A+ and B preferred shares as a result of the modification are immaterial.

The movement in the carrying value of the Preferred Shares is as follows:

	Series A	Series A+	Series B	Series C	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2016	18,856	3,771	6,283	360,000	388,910
Dividends declared	4,602	920	1,534	1,548	8,604
Dividends paid	(4,602)	(920)	(1,534)	(1,548)	(8,604)
Balance as of December 31, 2017	18,856	3,771	6,283	360,000	388,910
Reversal of accretion on Series C preferred shares	—	—	—	(120,000)	(120,000)
Conversion of preferred shares to Class A ordinary shares	(18,856)	(3,771)	(6,283)	(240,000)	(268,910)
Balance as of December 31, 2018 and 2019	—	—	—	—	—
Balance as of December 31, 2018 and 2019 (US$)	—	—	—	—	—